PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
As of December 31, 2014 and 2013 property and equipment, net, consist of the following:
	2014	2013

Computer equipment and software	$30	$—
Less: Accumulated Depreciation	(1)	—
		—
Total property and equipment, net	$29	$—